Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
14.	Supplemental Cash Flow Information

a)	The changes in operating assets and liabilities for years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2013	2012	2011
	$	$	$
Accounts receivable	(6,436)	513	5,441
Prepaid expenses	80	(920)	995
Accounts payable	(437)	(1,124)	(1,053)
Accrued liabilities	7,662	(8,606)	8,068
Unearned revenue and long-term unearned revenue	(6,956)	7,996	(5,809)
Restricted cash	4,258	(1,464)	(2,747)
Advances to and from affiliates and joint venture partners	14,417	(7,259)	(42,551)
Other operating assets and liabilities	(2,510)	3,557	4,198

Total	10,078	(7,307)	(33,458)

b) Cash interest paid (including realized losses on interest rate swaps) on long-term debt, advances from affiliates and capital lease obligations, net of amounts capitalized, during the years ended December 31, 2013, 2012 and 2011 totaled $133.7 million, $131.1 million, and $154.3 million (including a termination fee of $22.6 million), respectively.

c) During the years ended December 31, 2013, 2012 and 2011 cash paid for corporate income taxes was $5.6 million, $1.5 million and $1.5 million, respectively.

d) During 2013 the Partnership acquired two LNG carriers from Awilco for a purchase price of $205.0 million per vessel. The upfront prepayment of charter hire of $51.0 million (inclusive of a $1.0 million upfront fee) per vessel was used to offset the purchase price and was treated as a non-cash transaction in the Partnership’s consolidated statements of cash flows.

e) As described in Note 4, the sale of the Tenerife Spirit resulted in the vessel under capital lease being returned to the owner and the capital lease obligation concurrently extinguished. Therefore, the sale of the vessel under capital lease of $29.7 million and the concurrent extinguishment of the corresponding capital lease obligation of $29.7 million was treated as a non-cash transaction in the Partnership’s consolidated statements of cash flows.